Share-Based Compensation - Summary of Stock Option Activity (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Options Outstanding
Beginning balance (in shares)	21,843,781	25,087,416	25,087,416	14,936,726
Granted (in shares)	1,605,000		9,562,000	15,854,166
Exercised (in shares)	(72,334)		(5,589,084)	(2,421,657)
Expired (in shares)	(737,963)		(2,966,509)	(1,682,658)
Forfeited (in shares)	(234,662)		(4,250,042)	(1,599,161)
Ending balance (in shares)	22,403,822		21,843,781	25,087,416	14,936,726
Vested at end of period (in shares)	18,039,489		14,264,369
Expected to vest at end of period (in shares)	4,364,333		7,579,412
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 1.74	$ 1.29	$ 1.29	$ 2.13
Granted (in dollars per share)	1.01		2.49	0.60
Exercised (in dollars per share)	0.53		1.50	0.78
Expired (in dollars per share)	2.48		1.69	2.72
Forfeited (in dollars per share)	2.30		1.10	1.58
Ending balance (in dollars per share)	1.67		1.74	$ 1.29	$ 2.13
Vested at end of period (in dollars per share)	$ 1.51		1.53
Expected to vest at end of period (in dollars per share)			$ 2.15
Weighted Average Remaining Contractual Life (Years)
Outstanding	7 years 6 months 3 days		8 years 21 days	7 years 11 months 1 day
Vested at end of period (in years)	7 years 3 months 21 days		7 years 8 months 15 days
Expected to vest at end of period (in years)	8 years 4 months 9 days		9 years 4 months 13 days
Aggregated Intrinsic Value
Outstanding at beginning period	$ 4,596,393	$ 18,554,241	$ 18,554,241
Exercised	0.0	$ 5,600,000	7,731,175	$ 2,421,499	$ 0.0
Outstanding at end of period	0		4,596,393	$ 18,554,241
Vested at end of period	0		3,927,341
Expected to vest at end of period	$ 0		$ 669,052